Intangible Assets, Net (Details) - Schedule of intangible asset, net	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Intangible Asset Net Abstract
Software	¥ 1,438,175	$ 206,498	¥ 1,438,174
Less: accumulated depreciation	(680,216)	(97,668)	(517,266)
Intangible asset, net	¥ 757,959	$ 108,830	¥ 920,908